FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock International V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Large Cap Core V.I. Class I Shares	381,172.091	$9,425,679	$6,281,716	$(53)	$6,281,663	16,940	$342.616880	$405.892363
BlackRock Advantage SMID Cap V.I. Class I Shares	84,177.203	1,940,231	1,513,506	(67)	1,513,439	6,177	228.491900	275.499283
BlackRock Basic Value V.I. Class I Shares	18,476.565	244,001	217,100	93	217,193	3,888	53.197468	57.496319
BlackRock Global Allocation V.I. Class I Shares	220,343.601	3,664,532	3,254,475	(1)	3,254,474	90,198	34.983040	37.809917
BlackRock Government Money Market V.I. Class I Shares	1,090,688.913	1,090,689	1,090,689	(18)	1,090,671	40,306	25.484647	28.763531
BlackRock High Yield V.I. Class I Shares	229,383.650	1,577,434	1,479,525	7,920	1,487,445	8,913	146.968293	170.202408
BlackRock International V.I. Class I Shares	7,272.740	83,117	62,182	-	62,182	3,033	19.901973	21.232245
BlackRock Managed Volatility V.I. Class I Shares	50,674.030	626,006	710,957	7	710,964	16,587	40.422184	44.806437
BlackRock S&P 500 Index V.I. Class I Shares	51,704.226	1,256,568	1,276,060	89	1,276,149	22,142	56.135510	60.665512
BlackRock Total Return V.I. Class I Shares	67,772.236	797,965	681,111	2,096	683,207	9,558	66.308262	75.538315

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BlackRock Advantage Large Cap Core V.I. Class I Shares	$6,252,901	$28,762	$6,281,663
BlackRock Advantage SMID Cap V.I. Class I Shares	1,511,456	1,983	1,513,439
BlackRock Basic Value V.I. Class I Shares	217,193	-	217,193
BlackRock Global Allocation V.I. Class I Shares	3,148,532	105,942	3,254,474
BlackRock Government Money Market V.I. Class I Shares	1,090,067	604	1,090,671
BlackRock High Yield V.I. Class I Shares	1,486,274	1,171	1,487,445
BlackRock International V.I. Class I Shares	62,182	-	62,182
BlackRock Managed Volatility V.I. Class I Shares	710,964	-	710,964
BlackRock S&P 500 Index V.I. Class I Shares	1,254,556	21,593	1,276,149
BlackRock Total Return V.I. Class I Shares	683,207	-	683,207

See accompanying notes.	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$6,678,357	$1,902,101	$433,603	$4,131,451

Investment Income:
Reinvested Dividends	114,670	18,113	6,139	38,834
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,866	24,631	5,096	49,590

Net Investment Income (Loss)	27,804	(6,518)	1,043	(10,756)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,623,238	601,663	69,047	585,106
Realized Gain (Loss) on Investments	6,600	12,286	(169)	41,866

Net Realized Capital Gains (Losses) on Investments	3,629,838	613,949	68,878	626,972
Net Change in Unrealized Appreciation (Depreciation)	(1,869,018)	(373,834)	17,937	(394,667)

Net Gain (Loss) on Investment	1,760,820	240,115	86,815	232,305

Net Increase (Decrease) in Net Assets Resulting from Operations	1,788,624	233,597	87,858	221,549

Increase (Decrease) in Net Assets from Contract Transactions	(135,194)	(15,611)	(29,755)	(113,743)

Total Increase (Decrease) in Net Assets	1,653,430	217,986	58,103	107,806

Net Assets as of December 31, 2021:	$8,331,787	$2,120,087	$491,706	$4,239,257

Investment Income:
Reinvested Dividends	66,310	14,744	3,288	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,130	20,412	4,392	41,739

Net Investment Income (Loss)	(13,820)	(5,668)	(1,104)	(41,739)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	107,979	12,559	25,491	44,219
Realized Gain (Loss) on Investments	(347,365)	(38,540)	(50,252)	(4,270)

Net Realized Capital Gains (Losses) on Investments	(239,386)	(25,981)	(24,761)	39,949
Net Change in Unrealized Appreciation (Depreciation)	(1,472,080)	(326,061)	(2,192)	(696,356)

Net Gain (Loss) on Investment	(1,711,466)	(352,042)	(26,953)	(656,407)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,725,286)	(357,710)	(28,057)	(698,146)

Increase (Decrease) in Net Assets from Contract Transactions	(324,838)	(248,938)	(246,456)	(286,637)

Total Increase (Decrease) in Net Assets	(2,050,124)	(606,648)	(274,513)	(984,783)

Net Assets as of December 31, 2022:	$6,281,663	$1,513,439	$217,193	$3,254,474

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount	BlackRock International V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$1,110,007	$1,662,712	$82,971	$730,006

Investment Income:
Reinvested Dividends	1	76,125	615	4,835
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,616	17,546	1,051	8,052

Net Investment Income (Loss)	(12,615)	58,579	(436)	(3,217)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55	4,795	20,180	-
Realized Gain (Loss) on Investments	-	2,840	1,205	2,191

Net Realized Capital Gains (Losses) on Investments	55	7,635	21,385	2,191
Net Change in Unrealized Appreciation (Depreciation)	-	3,457	(14,746)	(2,240)

Net Gain (Loss) on Investment	55	11,092	6,639	(49)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,560)	69,671	6,203	(3,266)

Increase (Decrease) in Net Assets from Contract Transactions	(5,170)	(36,477)	(2,831)	(10,653)

Total Increase (Decrease) in Net Assets	(17,730)	33,194	3,372	(13,919)

Net Assets as of December 31, 2021:	$1,092,277	$1,695,906	$86,343	$716,087

Investment Income:
Reinvested Dividends	15,156	81,867	547	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,421	15,930	773	7,880

Net Investment Income (Loss)	2,735	65,937	(226)	(7,880)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,189	-
Realized Gain (Loss) on Investments	-	(1,821)	(488)	6,460

Net Realized Capital Gains (Losses) on Investments	-	(1,821)	1,701	6,460
Net Change in Unrealized Appreciation (Depreciation)	-	(254,722)	(23,474)	35,873

Net Gain (Loss) on Investment	-	(256,543)	(21,773)	42,333

Net Increase (Decrease) in Net Assets Resulting from Operations	2,735	(190,606)	(21,999)	34,453

Increase (Decrease) in Net Assets from Contract Transactions	(4,341)	(17,855)	(2,162)	(39,576)

Total Increase (Decrease) in Net Assets	(1,606)	(208,461)	(24,161)	(5,123)

Net Assets as of December 31, 2022:	$1,090,671	$1,487,445	$62,182	$710,964

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Total Return V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$1,511,689	$883,620

Investment Income:
Reinvested Dividends	19,019	14,209
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,075	9,552

Net Investment Income (Loss)	(56)	4,657

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	107,917	2,733
Realized Gain (Loss) on Investments	113,509	2,588

Net Realized Capital Gains (Losses) on Investments	221,426	5,321
Net Change in Unrealized Appreciation (Depreciation)	157,130	(32,450)

Net Gain (Loss) on Investment	378,556	(27,129)

Net Increase (Decrease) in Net Assets Resulting from Operations	378,500	(22,472)

Increase (Decrease) in Net Assets from Contract Transactions	(299,340)	(29,005)

Total Increase (Decrease) in Net Assets	79,160	(51,477)

Net Assets as of December 31, 2021:	$1,590,849	$832,143

Investment Income:
Reinvested Dividends	20,319	17,103
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,491	8,108

Net Investment Income (Loss)	3,828	8,995

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,242	131
Realized Gain (Loss) on Investments	25,343	(1,911)

Net Realized Capital Gains (Losses) on Investments	87,585	(1,780)
Net Change in Unrealized Appreciation (Depreciation)	(395,054)	(129,054)

Net Gain (Loss) on Investment	(307,469)	(130,834)

Net Increase (Decrease) in Net Assets Resulting from Operations	(303,641)	(121,839)

Increase (Decrease) in Net Assets from Contract Transactions	(11,059)	(27,097)

Total Increase (Decrease) in Net Assets	(314,700)	(148,936)

Net Assets as of December 31, 2022:	$1,276,149	$683,207

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

1. Organization

Merrill Lynch Life Variable Annuity Separate Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Portfolio Plus®.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

BlackRock Advantage Large Cap Core V.I. Class I Shares	$181,470	$412,163

BlackRock Advantage SMID Cap V.I. Class I Shares	154,630	396,695

BlackRock Basic Value V.I. Class I Shares	28,779	250,843

BlackRock Global Allocation V.I. Class I Shares	110,795	394,952

BlackRock Government Money Market V.I. Class I Shares	15,156	16,755

BlackRock High Yield V.I. Class I Shares	81,152	34,368

BlackRock International V.I. Class I Shares	2,737	2,936

BlackRock Managed Volatility V.I. Class I Shares	-	47,456

BlackRock S&P 500 Index V.I. Class I Shares	162,253	107,221

BlackRock Total Return V.I. Class I Shares	35,434	54,548

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	22	(811)	(789)	10	(314)	(304)

BlackRock Advantage SMID Cap V.I. Class I Shares	443	(1,461)	(1,018)	1	(50)	(49)

BlackRock Basic Value V.I. Class I Shares	-	(4,271)	(4,271)	-	(526)	(526)

BlackRock Global Allocation V.I. Class I Shares	1,732	(9,053)	(7,321)	309	(3,020)	(2,711)

BlackRock Government Money Market V.I. Class I Shares	-	(157)	(157)	-	(199)	(199)

BlackRock High Yield V.I. Class I Shares	4	(107)	(103)	1	(221)	(220)

BlackRock International V.I. Class I Shares	-	(104)	(104)	-	(101)	(101)

BlackRock Managed Volatility V.I. Class I Shares	-	(918)	(918)	-	(253)	(253)

BlackRock S&P 500 Index V.I. Class I Shares	1,371	(1,509)	(138)	60	(4,764)	(4,704)

BlackRock Total Return V.I. Class I Shares	247	(603)	(356)	-	(365)	(365)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	$7,736	$(332,574)	$(324,838)	$3,992	$(139,186)	$(135,194)

BlackRock Advantage SMID Cap V.I. Class I Shares	127,342	(376,280)	(248,938)	178	(15,789)	(15,611)

BlackRock Basic Value V.I. Class I Shares	-	(246,456)	(246,456)	7	(29,762)	(29,755)

BlackRock Global Allocation V.I. Class I Shares	67,071	(353,708)	(286,637)	13,773	(127,516)	(113,743)

BlackRock Government Money Market V.I. Class I Shares	-	(4,341)	(4,341)	-	(5,170)	(5,170)

BlackRock High Yield V.I. Class I Shares	612	(18,467)	(17,855)	98	(36,575)	(36,477)

BlackRock International V.I. Class I Shares	-	(2,162)	(2,162)	-	(2,831)	(2,831)

BlackRock Managed Volatility V.I. Class I Shares	-	(39,576)	(39,576)	-	(10,653)	(10,653)

BlackRock S&P 500 Index V.I. Class I Shares	79,724	(90,783)	(11,059)	3,771	(303,111)	(299,340)

BlackRock Total Return V.I. Class I Shares	19,347	(46,444)	(27,097)	-	(29,005)	(29,005)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2022	16,940	$405.89	to	$342.62	$6,281,663	0.95%	1.00%	to	1.30%	(20.78	) %	to	(21.02	) %
12/31/2021	17,729	512.38	to	433.81	8,331,787	1.51	1.00	to	1.30	27.17		to	26.79
12/31/2020	18,033	402.93	to	342.16	6,678,357	1.10	1.00	to	1.30	18.60		to	18.25
12/31/2019	21,075	339.72	to	289.35	6,590,668	1.39	1.00	to	1.30	27.64		to	27.26
12/31/2018	22,797	266.15	to	227.37	5,605,536	1.46	1.00	to	1.30	(6.17)		to	(6.45)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	6,177	275.50	to	228.49	1,513,439	0.86	1.00	to	1.30	(17.31)		to	(17.55)
12/31/2021	7,195	333.15	to	277.14	2,120,087	0.88	1.00	to	1.30	12.51		to	12.17
12/31/2020	7,244	296.12	to	247.07	1,902,101	1.09	1.00	to	1.30	18.77		to	18.41
12/31/2019	8,411	249.32	to	208.65	1,858,054	1.63	1.00	to	1.30	27.70		to	27.31
12/31/2018	10,377	195.25	to	163.89	1,840,697	1.27	1.00	to	1.30	(7.33)		to	(7.61)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	3,888	57.50	to	53.20	217,193	0.79	1.00	to	1.30	(5.86)		to	(6.15)
12/31/2021	8,159	61.08	to	56.68	491,706	1.27	1.00	to	1.30	20.47		to	20.10
12/31/2020	8,685	50.70	to	47.19	433,603	2.16	1.00	to	1.30	2.40		to	2.09
12/31/2019	11,968	49.51	to	46.23	576,457	2.43	1.00	to	1.30	22.68		to	22.31
12/31/2018	12,507	40.36	to	37.79	492,112	1.62	1.00	to	1.30	(8.77)		to	(9.04)
BlackRock Global Allocation V.I. Class I Shares
12/31/2022	90,198	37.81	to	34.98	3,254,474	-	1.00	to	1.30	(16.69)		to	(16.94)
12/31/2021	97,519	45.39	to	42.12	4,239,257	0.92	1.00	to	1.30	5.61		to	5.30
12/31/2020	100,230	42.98	to	40.00	4,131,451	1.27	1.00	to	1.30	19.80		to	19.45
12/31/2019	115,476	35.87	to	33.49	3,969,643	1.27	1.00	to	1.30	16.82		to	16.47
12/31/2018	126,730	30.71	to	28.75	3,742,631	0.92	1.00	to	1.30	(8.26)		to	(8.54)
BlackRock Government Money Market V.I. Class I Shares
12/31/2022	40,306	28.76	to	25.48	1,090,671	1.40	1.00	to	1.30	0.40		to	0.10
12/31/2021	40,463	28.65	to	25.46	1,092,277	-	1.00	to	1.30	(0.99)		to	(1.29)
12/31/2020	40,662	28.94	to	25.79	1,110,007	0.27	1.00	to	1.30	(0.66)		to	(0.96)
12/31/2019	24,736	29.13	to	26.04	705,207	1.98	1.00	to	1.30	0.96		to	0.66
12/31/2018	31,652	28.85	to	25.87	882,110	1.60	1.00	to	1.30	0.59		to	0.29
BlackRock High Yield V.I. Class I Shares
12/31/2022	8,913	170.20	to	146.97	1,487,445	5.32	1.00	to	1.30	(11.23)		to	(11.50)
12/31/2021	9,016	191.74	to	166.06	1,695,906	4.51	1.00	to	1.30	4.28		to	3.96
12/31/2020	9,236	183.87	to	159.73	1,662,712	5.20	1.00	to	1.30	6.22		to	5.91
12/31/2019	9,378	173.10	to	150.82	1,588,250	5.40	1.00	to	1.30	14.14		to	13.80
12/31/2018	10,163	151.65	to	132.53	1,500,551	5.48	1.00	to	1.30	(3.63)		to	(3.92)
BlackRock International V.I. Class I Shares
12/31/2022	3,033	21.23	to	19.90	62,182	0.82	1.00	to	1.30	(25.37)		to	(25.59)
12/31/2021	3,137	28.45	to	26.75	86,343	0.68	1.00	to	1.30	7.59		to	7.27
12/31/2020	3,238	26.44	to	24.93	82,971	0.44	1.00	to	1.30	20.11		to	19.76
12/31/2019	4,425	22.01	to	20.82	93,976	1.22	1.00	to	1.30	30.81		to	30.42
12/31/2018	4,470	16.83	to	15.96	72,697	2.50	1.00	to	1.30	(22.61)		to	(22.84)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	16,587	$44.81	to	$40.42	$710,964	-%	1.00%	to	1.30%	5.15%	to	4.84%
12/31/2021	17,505	42.61	to	38.56	716,087	0.67	1.00	to	1.30	(0.32)	to	(0.62)
12/31/2020	17,758	42.75	to	38.80	730,006	3.89	1.00	to	1.30	2.54	to	2.23
12/31/2019	18,184	41.69	to	37.95	730,160	3.38	1.00	to	1.30	1.02	to	0.71
12/31/2018	18,626	41.27	to	37.68	741,861	1.81	1.00	to	1.30	0.01	to	(0.29)
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	22,142	60.67	to	56.14	1,276,149	1.47	1.00	to	1.30	(19.04)	to	(19.28)
12/31/2021	22,280	74.93	to	69.55	1,590,849	1.20	1.00	to	1.30	27.26	to	26.88
12/31/2020	26,984	58.88	to	54.82	1,511,689	1.83	1.00	to	1.30	17.06	to	16.71
12/31/2019	27,855	50.30	to	46.97	1,337,628	2.29	1.00	to	1.30	30.04	to	29.65
12/31/2018	26,193	38.68	to	36.23	972,309	0.99	1.00	to	1.30	(5.56)	to	(5.85)
BlackRock Total Return V.I. Class I Shares
12/31/2022	9,558	75.54	to	66.31	683,207	2.37	1.00	to	1.30	(14.91)	to	(15.16)
12/31/2021	9,914	88.77	to	78.16	832,143	1.68	1.00	to	1.30	(2.41)	to	(2.71)
12/31/2020	10,279	90.97	to	80.33	883,620	2.18	1.00	to	1.30	7.81	to	7.48
12/31/2019	11,920	84.38	to	74.74	953,173	2.94	1.00	to	1.30	8.40	to	8.08
12/31/2018	14,046	77.84	to	69.15	1,037,387	2.78	1.00	to	1.30	(1.45)	to	(1.75)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.00% to 1.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.